RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	May 31, 2023	Feb. 28, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5 – RELATED PARTY TRANSACTIONS

On February 15, 2022, the Company issued a Promissory Note to Jeff Kim, in the amount of $200,000 for funds loaned to the Company on February 15, 2022. The note matures in twenty years and accrues interest at 6.58% per annum. The Company began monthly payments of $1,500 on April 1, 2022. As of May 31, 2023 and February 28, 2023, the balance due on this note is $170,444 and $185,000, respectively.

On March 1, 2022, the Company issued a Promissory Note to Jeff Kim, in the amount of $253,954. The amount of the note is the balance due to Mr. Kim for loans to the Company beginning in 2017. The note matures in ten years and accrues interest at 6.63% per annum beginning April 1, 2023. The Company is to begin monthly payments of principal and interest of $2,900 on April 1, 2023, or within one year without penalty. As of May 31, 2023, there is $253,954 and $2,814 of principal and interest due on this note, respectively.

On December 31, 2022, the Company issued a Promissory Note to Jeff Kim, in the amount of $1,237,600. The amount of the note is the balance due to Mr. Kim for accrued compensation. The note matures in ten years and accrues interest at 6.42% per annum beginning April 1, 2023. The Company is to begin monthly payments principal and interest of $14,000 on April 1, 2023, or within one year without penalty. On December 31, 2022, Mr. Kim forgave $400,000 of the principal amount of the note. As of May 31, 2023, there is $837,600 and $13,279 of principal and interest due on this note, respectively.

On March 22, 2023, the Company entered into an executive employment agreement with its executive officer, Jeff Kim. Under the terms of his employment agreement, Mr. Kim’s annual base salary is $200,000 but payment of such salary is subject to the cash flow of the Company as determined by the Board and agreed to by Mr. Kim and any payment cannot exceed $10,000 per month for the nine months from the date of the employment agreement. Alternatively, Mr. Kim may elect to defer his salary and receive repayment of his current outstanding loans to the Company, not to exceed $10,000 per month, for nine months from the date of his employment agreement. As of May 31, 2023 and February 28, 2023, there is $50,000 and $20,000, of accrued compensation due to Mr. Kim.

NOTE 4 – RELATED PARTY TRANSACTIONS

During the year ended February 28, 2022, Saeb Jannoun, CEO, advanced the Company $3,000 for general operating expenses. The advance was non-interest bearing and due on demand. On July 26, 2021, Mr. Jannoun converted the $3,000 into 30,000 shares of common stock. The shares were valued at $0.50, the closing stock price on the date of conversion, for a loss on conversion of debt of $12,000.

During the year ended February 28, 2022, EROP Enterprises LLC (“EROP”), a significant shareholder, advanced the Company $28,870 for general operating expenses. The advance was non-interest bearing and due on demand. On July 26, 2021, EROP converted $28,870 into 288,700 shares of common stock. The shares were valued at $0.50, the closing stock price on the date of conversion, for a loss on conversion of debt of $115,480.

On April 7, 2021, the Company issued 200,000 restricted shares of common stock each to two of its directors for services. The shares were valued at $0.12, the closing stock price on the date of grant, for total non-cash expense of $48,000.

During the year ended February 28, 2022, EROP purchased 1,475,000 shares of common stock for $147,500. In addition, the Company granted 200,000 shares of common stock to EROP for services per the terms of a consulting agreement. The shares were valued at $0.52, the closing stock price on the date of grant, for total non-cash expense of $104,000. The expense was being amortized over the one-year term of the service agreement with EROP. As of February 28, 2022, the Company recognized $73,667 of the expense.

From February 1, 2022 through February 28, 2022, EROP provided consulting services for total cash compensation of $7,000.

During the year ended February 28, 2022, the Company was engaged by a relative of a shareholder to provide consulting services. As of February 28, 2022, the Company has recorded $5,000 of consulting revenue for services provided.

During the year ended February 28, 2023, the Company granted 500,000 shares of common stock to EROP for services per the terms of a consulting agreement. The shares were valued at $0.27, the closing stock price on the date of grant, for total non-cash expense of $135,000.

During the year ended February 28, 2023, the Company granted 500,000 shares of common stock to Thirty-05, LLC, a company owned by Saeb Jannoun, its CEO, for officer and director services. The shares were valued at $0.27, the closing stock price on the date of grant, for total non-cash expense of $135,000.

During the year ended February 28, 2023, the Company granted 250,000 shares of common stock to Michael Pruitt for director services. The shares were valued at $0.27, the closing stock price on the date of grant, for total non-cash expense of $67,500.

On February 23, 2023, pursuant to the terms of the merger with Shorepower, the Company granted 2,000,000 shares of Series B preferred stock and 26,089,758 shares of its common stock to Jeff Kim, the CEO of Shorepower.

During Q4 2022, the Company advanced $50,000 to Shorepower for operating expenses. The advance was made as part of the merger agreement (see Note 11) and is non-interest bearing. The advance will be eliminated upon consolidation of the financial statements of the Company and Shorepower in the first quarter of fiscal year 2024.